CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	¥ 340,185	¥ 322,497	¥ 316,779
Cost of revenues	(158,169)	(137,848)	(128,844)
Gross profit	182,016	184,649	187,935
Operating expenses:
Sales and marketing expenses	(127,519)	(122,069)	(143,887)
General and administrative expenses	(107,034)	(52,072)	(90,636)
Research and development expenses	(41,681)	(55,045)	(47,518)
Total operating expenses	(276,234)	(229,186)	(282,041)
Loss from operations	(94,218)	(44,537)	(94,106)
Other income/(expenses):
Share of (loss)/income from equity method investments	(523)	51	(5,473)
Gain on disposal of a subsidiary	3,366	38,019
Long-term investment (loss)/income, net	(8,079)	15,964
Short-term investment income	1,312	1,999	2,485
Government grant	1,147	3,447	3,304
Others, net	7,706	8,055	3,283
(Loss)/income before income tax	(89,289)	22,998	(90,507)
Income tax credit/(expense)	42	(361)	(102)
Net (loss)/income	(89,247)	22,637	(90,609)
Net loss/(income) attributable to non-controlling interests	(733)	(694)	1,038
Net (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	(89,980)	21,943	(89,571)
Other comprehensive income/(loss)
Foreign currency translation adjustments	570	3,127	(1,090)
Total other comprehensive income/(loss)	570	3,127	(1,090)
Total comprehensive (loss)/income	(88,677)	25,764	(91,699)
Comprehensive loss/(income) attributable to non-controlling interests	(733)	(694)	1,038
Comprehensive (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	¥ (89,410)	¥ 25,070	¥ (90,661)
Net (loss)/income per ordinary share (RMB)
-Basic	¥ (0.086)	¥ 0.021	¥ (0.087)
-Diluted	¥ (0.086)	¥ 0.021	¥ (0.087)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	1,043,057,081	1,034,547,219	1,025,068,349
-Diluted (in shares)	1,043,057,081	1,034,547,219	1,025,068,349
ADS
Net (loss)/income per ordinary share (RMB)
-Basic	¥ (2.157)	¥ 0.530	¥ (2.185)
-Diluted	¥ (2.157)	¥ 0.530	¥ (2.185)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	41,722,283	41,381,889	41,002,734
-Diluted (in shares)	41,722,283	41,381,889	41,002,734
Online advertising services
Revenues:
Total revenues	¥ 238,701	¥ 221,620	¥ 214,722
Enterprise value-added services
Revenues:
Total revenues	67,297	72,640	74,032
Subscription services
Revenues:
Total revenues	¥ 34,187	¥ 28,237	¥ 28,025